Summary of Liabilities for Guarantees (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	$ 34,647	[1]	$ 31,464	[2]	$ 30,229	[3]
Liability for guarantees related to income benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	572	[1]	462	[2]	961	[3]
Liability for guarantees related to income benefits | Variable annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	600		500		900
Guaranteed death benefits | Variable annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	1,800		1,300		1,600
Guaranteed accumulation benefits | Variable annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	3,000		2,800		5,700
Withdrawal benefit | Variable annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	400		300		300
Other guarantees | Variable annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	$ 28,800		$ 26,600		$ 21,700

[1]	Included in the total liability balance as of December 31, 2018 are reserves for variable annuity death benefits of $1.8 million, variable annuity income benefits of $0.6 million, variable annuity accumulation benefits of $3.0 million, variable annuity withdrawal benefits of $0.4 million and other guarantees of $28.8 million.
[2]	Included in the total liability balance as of December 31, 2017 are reserves for variable annuity death benefits of $1.3 million, variable annuity income benefits of $0.5 million, variable annuity accumulation benefits of $2.8 million, variable annuity withdrawal benefits of $0.3 million and other guarantees of $26.6 million.
[3]	Included in the total liability balance as of December 31, 2016 are reserves for variable annuity death benefits of $1.6 million, variable annuity income benefits of $0.9 million, variable annuity accumulation benefits of $5.7. million, variable annuity withdrawal benefits of $0.3 million and other guarantees of $21.7 million.